Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000011079 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011079 | 00215W100 | ASE Technology Holding Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011079 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011079 | 088606108 | BHP Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011079 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011079 | China
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000011079 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000011079 | India
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000011079 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011079 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011091 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011091 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011091 | 629209305 | NMI Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011091 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011091 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011092 | 03152W109 | Amicus Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011092 | 74006W207 | Praxis Precision Medicines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011092 | 89422G107 | Travere Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011092 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011092 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011088 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011088 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011088 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011088 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011088 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011107 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000011107 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000011107 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011107 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011107 | 20030N101 | Comcast Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011094 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000011094 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000011094 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011094 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011094 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011095 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000011095 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011095 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011095 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011095 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024086 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000024086 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024086 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024086 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000024086 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024086 | China
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000024086 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024086 | India
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000024086 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024086 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011096 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000011096 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000011096 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011096 | 969457100 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011096 | 806857108 | SLB, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011080 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011080 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011080 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011080 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011080 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000011080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011080 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011097 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000011097 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011097 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011097 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011097 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011098 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011098 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000011098 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011098 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011098 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011100 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011100 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011100 | 75513E101 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011100 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011100 | 097023105 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011101 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000011101 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011101 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011101 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011101 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011114 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000011114 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011114 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011114 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011114 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011113 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011113 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011113 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011113 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011113 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011093 | G54950103 | New Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000011093 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011093 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011093 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011093 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011116 | 171779309 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011116 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011116 | 55024U109 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011116 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011116 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011115 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011115 | 48020Q107 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011115 | 035710839 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011115 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011115 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011110 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011110 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011110 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011110 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011110 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011102 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011102 | 67080N101 | Nuvation Bio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011102 | 98422E103 | Xeris Biopharma Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011102 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011102 | 30233G209 | EyePoint Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011104 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000011104 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011104 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011104 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011104 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011105 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000011105 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011105 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011105 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011105 | 512807306 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011099 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011099 | 093712107 | Bloom Energy Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011099 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011099 | 46222L108 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011099 | 278768106 | EchoStar Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011078 | 04280A100 | Arrowhead Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011078 | 04247X102 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011078 | 45867G101 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011078 | 801056102 | Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011078 | 14174T107 | CareTrust REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011117 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011117 | 501889208 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011117 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011117 | 277432100 | Eastman Chemical Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011117 | 143130102 | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011106 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000011106 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011106 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011106 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011106 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011082 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011082 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011082 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011082 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011082 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011083 | 171779309 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011083 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011083 | 55024U109 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011083 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011085 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011085 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011085 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011085 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011085 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011084 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011084 | 093712107 | Bloom Energy Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011084 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011084 | 46222L108 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011084 | 278768106 | EchoStar Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011108 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000011108 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000011108 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011108 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011108 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%